ACQUISITION OF NISHIWAKI FAB IN JAPAN	12 Months Ended
Dec. 31, 2013
ACQUISITION OF NISHIWAKI FAB IN JAPAN [Abstract]
ACQUISITION OF NISHIWAKI FAB IN JAPAN
NOTE 3	-	ACQUISITION OF NISHIWAKI FAB IN JAPAN

On June 3, 2011, the Company acquired the fabrication facility in Nishiwaki City, Hyogo, Japan owned by a wholly owned Japanese subsidiary of Micron Technology Inc. ("Micron"). The acquisition was effected through a new wholly owned Japanese subsidiary of the Company, which acquired the shares of and subsequently merged with Micron's Japanese subsidiary that held the assets of the fabrication facility and related business. The merged entity is named TowerJazz Japan Ltd. ("TJP").

The fair value of the consideration the Company paid was $62,630, of which $40,000 was paid in cash and $22,630 was paid through the issuance to Micron of 1.3 million ordinary shares of Tower. The costs incurred in connection with the acquisition were $1,493 and are included in operating expenses.

The purchase price has been allocated on the basis of the estimated fair value of the assets purchased and the liabilities assumed. The estimated fair value of the assets, net amounted to $82,097. As the purchase price was less than the fair value of net assets, the Company recognized a gross gain on the acquisition of $19,467.

Net profit for the year ended December 31, 2011 includes $10,078 net positive effect from the acquisition, comprised of (i) $19,467 gross gain from the acquisition, and (ii) $9,389 of related tax provisions and other expenses directly associated with this acquisition.

The Company believes that the gain realized from the acquisition derived from (i) declining forecast and weakening demand for products manufactured by TJP, (ii) the fact that an acquisition of a fab as a whole is less costly than acquiring each fab component separately, (iii) limited opportunities to sell a fab while maintaining the employment level, and (iv) the natural disasters in Japan which occurred in March 2011.

The allocation of fair value to the assets acquired and liabilities assumed is as follows:

As of June 3, 2011
Current assets	$25,783
Property, plant, and equipment, including real estate	145,559
Intangible assets	11,156
Other assets	2,900
Total assets as of acquisition date	185,398

Current liabilities	28,317
Long-term liabilities (mainly employees related termination benefits)	74,984
Total liabilities as of acquisition date	103,301
Net assets as of acquisition date	$82,097

The fair values set forth above are based on a valuation of TJP assets and liabilities performed by third party professional valuation experts hired by the Company to appraise the fair value of the assets in accordance with ASC 805 - "Business Combinations".

In addition, as part of said acquisition, TJP entered into a supply agreement with Micron. In accordance with this agreement, TJP will manufacture products for Micron at the Nishiwaki facility for at least three years from the acquisition date with process technologies licensed from Micron under a technology licensing agreement signed between the companies. The companies also agreed to provide each other with transition services required for the duration of the transition period of approximately two to three years from the acquisition date. Under the supply agreement, Micron is committed to purchase certain minimum volumes, with periodic reductions through expiration of the agreement in June 2014. Micron has utilized and is utilizing under this contract a major percentage of the Nishiwaki Fab, which has covered the amount of fixed costs and other costs through the years, however is not committed to manufacturing beyond the second quarter of 2014. While we have succeeded in attracting some new customers and are continuing discussions with other potential partners, the process of qualifying new products, processes and customers in the semiconductor foundry business can be lengthy, complicated and has lasted longer than originally expected.  We have also been engaged in discussions with Micron regarding a possible continued supply relationship, however, no agreement or understanding has been reached.

In order to ensure continued supply of wafers to Micron, Tower and Micron also executed a credit support agreement pursuant to which Tower and TJP were subject to certain covenants and other protections, which agreement expired on June 3, 2013. In addition, Tower's ordinary shares issued to Micron were subject to a lock-up arrangement, which expired on June 3, 2013.